401(k) plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
401(k) Plan

18. 401(k) plan

The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of the first 6% of an employee’s deferral. The Company’s contributions are expensed in the year for which they are declared. For each of the three months ended September 30, 2020 and 2019, the Company recorded $0.1 million for 401(k) match contributions. For each of the nine months ended September 30, 2020 and 2019, the Company recorded expense of $0.3 million for 401(k) match contributions.

18. 401(k) plan

The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of the first 6% of an employee’s deferral. The Company’s contributions are expensed in the year for which they are declared. For the years ended December 31, 2018 and 2019, the Company recorded expense of $0.2 million and $0.4 million, respectively, for 401(k) match contributions.